Debt (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt	Short-term borrowings were as follows:

	December 31,
	2011	2010
Commercial paper	$100	$300
Current maturities of long-term debt	1,445	1,070
Total Short-term Debt	$1,545	$1,370

Schedule of Long-term Debt Instruments
Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2011(2)	2011	2010
Xerox Corporation
Notes due 2011	—%	$—	$1
Senior Notes due 2011	—%	—	750
Senior Notes due 2012	5.59%	1,100	1,100
Senior Notes due 2013	5.65%	400	400
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.28%	300	—
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Notes due 2018	0.57%	1	—
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	4.59%	700	—
Zero Coupon Notes due 2023	5.71%	301	283
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,021	$7,753
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	5.59%	76	75
Other	2.14%	3	2
Subtotal-Subsidiary Companies		$329	$327
Principal Debt Balance		8,350	8,080
Unamortized discount		(7)	(1)
Fair value adjustments(1)		190	228
Less: current maturities		(1,445)	(1,070)
Total Long-term Debt		$7,088	$7,237

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Schedule of Maturities of Long-term Debt
Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2012	2013	2014	2015	2016	Thereafter	Total
1,445	$425	$1,078	$1,252	$951	$3,199	$8,350

(1)
Quarterly total debt maturities for 2012 are $12, $1,114, $310 and $9 for the first, second, third and fourth quarters, respectively. 2012 maturities also includes our puttable 5.71% Zero Coupon Notes due 2023, In February 2012, we completed an exchange of the 5.71% Zero Coupon Notes due 2023 for approximately $363 of our 4.50% Senior Notes due 2021. Refer to Note 21 - Subsequent Events for additional information regarding this debt exchange.

Schedule Of Interest Expense And Interest Income

Interest expense and interest income was as follows:

	Year Ended December 31,
	2011	2010	2009
Interest expense(1)	$478	$592	$527
Interest income(2)	653	679	734

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Net Payments/procees on Other Debt
Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2011	2010	2009
Net proceeds (payments) on short-term debt	$(200)	$300	$(61)
Net payments on Credit Facility	—	—	(246)
Net proceeds from issuance of long-term debt	1,000	—	2,725
Net payments on long-term debt	(751)	(3,357)	(1,495)
Net (Payments) Proceeds on Other Debt	$49	$(3,057)	$923